Consolidated Statement of Changes in Equity - Analysis of Other Reserves - USD ($) $ in Millions	Other reserves.		Capital reduction reserve		Merger relief reserve		Cash flow hedge reserve		Translation reserve		Cost of hedging		Total
Beginning balance at Dec. 31, 2022	$ (883)	[1]	$ (3,146)	[2]	$ 3,326	[2]	$ 4	[2]	$ (1,062)	[2]	$ (5)	[2]	$ 4,957	[1]
Net exchange adjustments offset in reserves	(172)								(172)				(172)	[3]
Net gain/(loss) on net investment hedge	136								136				136	[3]
Net gain/(loss) on cash flow hedge	4	[4]					4						4	[3],[4]
Cost of hedging	12										12		12	[3]
Total comprehensive income for the year	(20)						4		(36)		12		461	[3]
Ending balance at Dec. 31, 2023	(903)	[1]	(3,146)	[2]	3,326	[2]	8	[2]	(1,098)	[2]	7	[2]	5,208	[5]
Net exchange adjustments offset in reserves	(35)								(35)				(35)	[3]
Net gain/(loss) on net investment hedge	(22)								(22)				(22)	[3]
Net gain/(loss) on cash flow hedge	35	[4]					35						35	[3],[4]
Cost of hedging	(7)										(7)		(7)	[3]
Total comprehensive income for the year	(29)						35		(57)		$ (7)		355	[3]
Ending balance at Dec. 31, 2024	(932)	[1]	(3,146)	[2]	3,326	[2]	43	[2]	(1,155)	[2]			5,293	[5]
Net exchange adjustments offset in reserves	(139)								(139)				(139)
Net gain/(loss) on net investment hedge	129								129				129
Net gain/(loss) on cash flow hedge	(31)	[4]					(31)						(31)	[4]
Cumulative reserves recycled to income statement on disposal of foreign operations	27								27				27
Total comprehensive income for the year	(14)						(31)		17				475
Ending balance at Dec. 31, 2025	$ (946)		$ (3,146)		$ 3,326		$ 12		$ (1,138)				$ 5,494

[1]	Refer to foreign currency translation in material accounting policies section.
[2]	Refer to foreign currency translation in material accounting policies section.
[3]	Refer to foreign currency translation in material accounting policies section.
[4]	$31m net loss (2024: $35m net gain; 2023: $4m net gain) on cash flow hedge includes a $64m gain (2024: $65m loss; 2023: $36m loss) from the effective portion of changes in fair value, and a $95m loss (2024: $100m gain; 2023: $40m gain) reclassification to the income statement due to changes in foreign exchange rates.
[5]	Refer to foreign currency translation in material accounting policies section.